Note 13 - Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in thousands)	Three months ended June 30, 2014	Period from Inception (April 23, 2013) through June 30, 2013	Six months ended June 30, 2014	Period from Inception (April 23, 2013) through June 30, 2013
Net income attributable to common shareholders	$(376)	$(80)	$(7,794)	$(80)

Basic weighted average common shares outstanding	128,595	88,529	117,937	88,529

Dilutive weighted average common shares outstanding 1	128,595	88,529	117,937	88,529

(in thousands)	2013
Weighted average shares outstanding:
Basic	92,563
Convertible securities	-	1
Diluted	92,563

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three months ended June 30, 2014	Six months ended June 30, 2014

Number of shares contingently issuable for founder preferred share dividend rights	11,279	11,279
Number of shares issuable upon conversion of the PDH non-controlling interest	8,775	8,775
Number of shares issuable upon conversion of founder preferred shares	2,000	2,000
Number of shares contingently issuable for the contingent consideration	713	713
Number of warrants	-	2,243
Number of shares issuable upon conversion of the 401k exchange rights	-	544
Number of stock options	88	80
Number of restricted stock shares and units	2	1
	22,857	25,635